Earnings Per Share - Summary of Headline Earnings Per Share (Details) - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Headline Earnings Loss [Abstract]
Diluted earnings per share	£ 37,533	£ 4,648	£ 4,290
Effect of impairment of intangibles, property, plant and equipment, and assets held for sale (diluted)	179	126	27
Tax and non-controlling interests on impairment of intangibles, and property, plant and equipment (diluted)	(35)	(35)	(6)
Effect of gains on disposal of property, plant and equipment and held-for-sale assets (diluted)	(48)	(59)	(60)
Tax and non-controlling interests on disposal of property, plant and equipment and held-for-sale assets (diluted)	13	30	19
Gain on deemed disposal of RAI associate (diluted)	(23,288)
Write off of investment in associate (diluted)	27
Effect of gains reclassified from the available-for-sale reserve (diluted)			(10)
Tax and non-controlling interests on gains reclassified from the available-for-sale reserve (diluted)			3
Share of associates' impairment losses and non-current investments (diluted)			17
Share of associates' gains on disposal of assets (diluted)		(941)	(371)
Tax effect of associates' disposal of assets (diluted)		61	22
Issue of shares and change in shareholding in associate (diluted)	(29)	(11)	(22)
Headline earnings per share (diluted)	£ 14,352	£ 3,819	£ 3,909
Diluted earnings per share	£ 1,830.0	£ 249.2	£ 230.3
Effect of impairment of intangibles, property, plant and equipment, and assets held for sale per share (diluted)	8.6	6.8	1.4
Tax and non-controlling interests on impairment of intangibles, and property, plant and equipment per share (diluted)	(1.7)	(1.9)	(0.3)
Effect of gains on disposal of property, plant and equipment and held-for-sale assets per share (diluted)	(2.3)	(3.2)	(3.2)
Tax and non-controlling interests on disposal of property, plant and equipment and held-for-sale assets per share (diluted)	0.6	1.6	1.0
Gain on deemed disposal of RAI associate per share (diluted)	(1,135.4)
Write off of investment in associate per share (diluted)	1.3
Effect of gains reclassified from the available-for-sale reserve per share (diluted)			(0.6)
Tax and non-controlling interests on gains reclassified from the available-for-sale reserve per share (diluted)			0.2
Share of associates' impairment losses and non-current investments per share (diluted)			0.9
Share of associates' gains on disposal of assets per share (diluted)		(50.4)	(19.9)
Tax effect of associates' disposal of assets per share (diluted)		3.3	1.2
Issue of shares and change in shareholding in associate per share (diluted)	(1.4)	(0.6)	(1.2)
Headline earnings per share (diluted)	£ 699.7	£ 204.8	£ 209.8
Basic earnings per share	£ 37,533	£ 4,648	£ 4,290
Effect of impairment of intangibles, property, plant and equipment and assets held for sale	179	126	27
Tax and non-controlling interests on impairment of intangibles and property, plant and equipment	(35)	(35)	(6)
Effect of gains on disposal of property, plant and equipment and held-for-sale assets	(48)	(59)	(60)
Tax and non-controlling interests on disposal of property, plant and equipment and held-for-sale assets	13	30	19
Gain on deemed disposal of RAI associate	(23,288)
Write off of investment in associate	27
Effect of gains reclassified from the available-for-sale reserve			(10)
Tax and non-controlling interests on gains reclassified from the available-for-sale reserve			3
Share of associates' impairment losses and non-current investments (basic)			17
Share of associates' gains on disposal of assets		(941)	(371)
Tax effect of associates' disposal of assets		61	22
Issue of shares and change in shareholding in associate	(29)	(11)	(22)
Headline earnings per share (basic)	£ 14,352	£ 3,819	£ 3,909
Basic earnings per share (ordinary shares of 25p each), Earnings per share pence	£ 1,836.3	£ 250.2	£ 230.9
Effect of impairment of intangibles, property, plant and equipment, and assets held for sale (basic)	8.7	6.8	1.4
Tax and non-controlling interests on impairment of intangibles, and property, plant and equipment per share (basic)	(1.7)	(1.9)	(0.3)
Effect of gains on disposal of property, plant and equipment and held-for-sale assets per share (basic)	(2.3)	(3.2)	(3.2)
Tax and non-controlling interests on disposal of property, plant and equipment and held-for-sale assets per share (basic)	0.6	1.6	1.0
Gain on deemed disposal of RAI associate per share (basic)	(1,139.3)
Write off of investment in associate per share (basic)	1.3
Effect of gains reclassified from the available-for-sale reserve per share (basic)			(0.6)
Tax and non-controlling interests on gains reclassified from the available-for-sale reserve per share (basic)			0.2
Share of associates' impairment losses and non-current investments per share (basic)			0.9
Share of associates' gains on disposal of assets per share (basic)		(50.6)	(19.9)
Tax effect of associates' disposal of assets per share (basic)		3.3	1.2
Issue of shares and change in shareholding in associate per share (basic)	(1.4)	(0.6)	(1.2)
Headline earnings per share (basic)	£ 702.2	£ 205.6	£ 210.4